Other Long-Term Loan - Schedule of Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition [Abstract]
Loan from PortXL Netherlands B.V.	$ 138	$ 140
Less - current maturities	(91)	(78)
Total long-term loan	$ 47	$ 62